Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2060 Fund	May 30, 2023
Fidelity Freedom Blend 2060 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(18.95%)
Since Inception	5.08%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F1032
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%	[1]

[1]	A From August 31, 2018